Segmented Information - Schedule of Net Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Assets	$ 3,461,682	$ 1,937,476
Liabilities	993,836	424,127
Net assets	2,467,846	1,513,349
Silver Segment [member]
Disclosure of operating segments [line items]
Assets	1,672,870	1,372,516
Liabilities	342,714	353,610
Net assets	1,330,156	1,018,906
Gold Segment [member]
Disclosure of operating segments [line items]
Assets	1,312,134
Liabilities	303,464
Net assets	1,008,670
Dolores mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	763,301	791,485
Liabilities	137,396	150,003
Net assets	625,905	641,482
La Colorada mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	223,416	230,736
Liabilities	46,476	56,206
Net assets	176,940	174,530
Huaron mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	110,642	119,015
Liabilities	39,962	44,055
Net assets	70,680	74,960
Morococha mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	128,280	126,755
Liabilities	36,754	40,183
Net assets	91,526	86,572
San Vicente mine [member] | Bolivia | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	76,418	83,686
Liabilities	35,331	38,169
Net assets	41,087	45,517
Manantial Espejo mine [member] | Argentina | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	77,635	20,839
Liabilities	27,455	24,994
Net assets	50,180	(4,155)
Escobal mine [member] | Guatemala | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	293,178
Liabilities	19,340
Net assets	273,838
Shahuindo mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	600,096
Liabilities	162,821
Net assets	437,275
La Arena mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	282,978
Liabilities	90,472
Net assets	192,506
Timmins mine [member] | Canada | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	429,060
Liabilities	50,171
Net assets	378,889
Pas Corp mine [member] | Canada | Other Segment [member]
Disclosure of operating segments [line items]
Assets	229,814	247,792
Liabilities	304,184	30,221
Net assets	(74,370)	217,571
Navidad mine [member] | Argentina | Other Segment [member]
Disclosure of operating segments [line items]
Assets	193,034	193,777
Liabilities	0	1,546
Net assets	193,034	192,231
Other [member] | Other | Other Segment [member]
Disclosure of operating segments [line items]
Assets	53,830	123,391
Liabilities	43,474	38,750
Net assets	$ 10,356	$ 84,641